TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

15. TAXATION

a.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

US

Significant components of the provision for income taxes on earnings for the years ended December 31, 2020, 2021 and 2022 from continuing operations are as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current:	2,274	237	—
Deferred:	(5,918)	(3,457)	—
Income tax benefits	(3,644)	(3,220)	—

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax asset:
Accrued expense	520	749
Allowance for doubtful accounts	2,036	2,128
Depreciation	409	584
Lease Liability	42,389	15,367
Tax loss carried forward	25,560	41,233
Total deferred tax assets	70,914	60,061
Valuation allowance	(28,547)	(45,375)
Deferred tax assets, net of valuation allowance	42,367	14,686

Deferred tax liabilities:
- Unrealized gain on acquisition/disposal	1,282	1,351
- Right-of-use assets	41,085	13,335
Total deferred tax liabilities	42,367	14,686
Deferred tax assets, net of valuation allowance and deferred tax liabilities	—	—

The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2023	—
2024	—
2025	—
2026	—
2027 and thereafter	302,095
Total	302,095

For entities incorporated in U.S., federal net loss generated before 2018 of RMB 843 can be carried forward for 20 years and will begin to expire in 2037. Federal net loss generated in 2018 and onward of RMB 148,853 can be carried forward indefinitely. State net loss of RMB 152,399 can be carried forward for 20 years and will begin to expire in 2037.

The Company is subject to income tax in the U.S. federal jurisdiction. The Company has not been audited by the U.S. Internal Revenue Service in connection with income taxes. The Company’s tax years beginning with the year ended December 31, 2016, through December 31, 2021, generally remain open to examination by the Internal Revenue Service until its net operating loss carry-forwards are utilized and the applicable statutes of limitation have expired. The Group had no unrecognized tax benefits as of December 31, 2022 and 2021, respectively.

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	18,299	28,547
Allowance made during the year	10,248	16,828
Reversals	—	—
NOL expire	—	—
Balance at end of the year	28,547	45,375

Reconciliation between total income tax expense and the amount computed by applying the US statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2020	2021	2022
	%	%	%
Weighted average statutory income tax rate	(21)%	(21)%	(21)%
States taxes, net of federal benefit	(9)%	(2)%	(5)%
Tax effect of non-deductible expenses	10%	(7)%	(4)%
Tax effect of tax-exempt entities	(60)%	—%	4%
Changes in valuation allowance	48%	23%	26%
Effective tax rate	(32)%	(7)%	—%

Income /(loss) before income taxes from continuing operations is attributable to the following geographic locations for the years ended December 31:

	Year ended December 31,
	2020	2021	2022
United States	(43,746)	(42,930)	(50,387)
Foreign	32,428	(2,915)	(13,429)
Total loss before income taxes	(11,318)	(45,845)	(63,816)